SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) item	Dec. 31, 2012 USD ($)	Aug. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
Cash and cash equivalents	$ 179,584	$ 77,050	$ 77,824	$ 107,773	$ 179,584
Short-term restricted cash		12,264	13,731
Long-term restricted cash		3,800	3,400
Deferred revenue		0	11,700	10,200
Revenues relating to unassigned contracts		117,103	129,420	164,439
Current deferred revenue		16,965	26,819
Long-term deferred revenue		$ 8,554	18,304
Warranty accrual reversals			100	100
Depreciation expense		$ 2,300	2,900	5,400
Investment impairment		9,846	3,947	9,400
Advertising costs		100	100	100
Less: Gain (loss) reclassified from AOCI to income			(121)	$ 7,088
Number of chinese entities | item				2
Gain (loss) on foreign currency translation		$ 190	(586)	$ 3,856
Minimum [Member]
Warranty period		1 year
Period after sales to provide limited warranty services		2 years
Maximum [Member]
Warranty period		2 years
IPTV divestiture [Member]
Deferred revenue	5,100				5,100	$ 10,000
Liabilities and deferred costs related to un-assigned contracts		$ 11,600				$ 47,300
Revenues relating to unassigned contracts	$ 2,200	$ 3,600	4,300	$ 1,400
PAS Infrastructure Contracts [Member]
Deferred revenue							$ 13,200
Deferred revenue released					$ 8,100
Subsidiaries [Member] | United States [Member]
Cash and cash equivalents (as a percent)		17.00%
Cash and cash equivalents		$ 12,900
Subsidiaries [Member] | CHINA [Member]
Cash and cash equivalents (as a percent)		26.00%
Cash and cash equivalents		$ 19,800	$ 14,500